Litigation and unrecognized contractual commitments (Details) € in Millions, zł in Millions	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 PLN (zł)	Dec. 31, 2022 EUR (€)
Disclosure of contingent liabilities
Provision for litigation	€ 254		€ 387
P4, pricing litigation
Disclosure of contingent liabilities
Damages sought | zł		zł 314
P4, pricing litigation second compensation claim
Disclosure of contingent liabilities
Damages sought	€ 71